File No. 333-110037
                                             Filed Pursuant to Rule 497(e) under
                                                      the Securities Act of 1933


                                                                   April 6, 2010



           Supplement to the May 1, 2009 Class Y Shares Prospectus for
                       Pioneer Tax Free Money Market Fund


Class Y shares of Pioneer Tax Free Money Market Fund are no longer offered to investors.



                                                                   23872-00-0410
                                        (C) 2010 Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC